United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2018 (unaudited)
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—43.9%
	AUSTRALIAN DOLLAR—1.3%
	Sovereign—1.3%
100,000	Australia, Government of, 2.75%, 4/21/2024	$78,563
120,000	Australia, Government of, 5.75%, 7/15/2022	106,541
	TOTAL	185,104
	BRITISH POUND—6.0%
	Sovereign—6.0%
100,000	United Kingdom, Government of, 2.75%, 9/7/2024	150,727
115,000	United Kingdom, Government of, 3.25%, 1/22/2044	200,727
99,500	United Kingdom, Government of, 4.75%, 3/7/2020	148,023
120,000	United Kingdom, Government of, Unsecd. Note, 1.50%, 1/22/2021	168,308
120,000	United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	216,895
	TOTAL	884,680
	CANADIAN DOLLAR—1.0%
	Sovereign—1.0%
145,000	Canada, Government of, 1.50%, 6/1/2023	109,769
30,000	Canada, Government of, 5.75%, 6/1/2029	31,382
	TOTAL	141,151
	EURO—20.4%
	Sovereign—20.4%
130,000	Belgium, Government of, 0.80%, 6/22/2025	161,746
110,000	Belgium, Government of, 2.25%, 6/22/2023	149,255
345,000	France, Government of, 0.50%, 5/25/2025	421,212
300,000	France, Government of, 4.25%, 10/25/2023	449,542
150,000	Germany, Government of, Bond, 4.75%, 7/4/2034	286,873
55,000	Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	70,402
125,000	Italy, Government of, 2.50%, 5/1/2019	157,543
150,000	Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	178,698
340,000	Italy, Government of, Unsecd. Note, 1.60%, 6/1/2026	409,205
20,000	Italy, Government of, Unsecd. Note, 3.25%, 9/1/2046	25,709
140,000	Netherlands, Government of, Unsecd. Note, 0.25%, 7/15/2025	168,308
180,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	223,741
25,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	34,206
97,000	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	128,975
90,000	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	114,620
	TOTAL	2,980,035
	JAPANESE YEN—11.4%
	Sovereign—11.4%
16,400,000	Japan, Government of, 1.30%, 3/20/2021	160,486
20,000,000	Japan, Government of, 1.90%, 12/20/2023	209,061
35,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	375,738
28,000,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	325,183
36,000,000	Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	405,014
17,000,000	Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	195,708
	TOTAL	1,671,190

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	MEXICAN PESO—2.7%
	Telecommunications & Cellular—2.7%
7,600,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	$389,352
	POLISH ZLOTY—1.1%
	Sovereign—1.1%
600,000	Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	166,543
	TOTAL BONDS (IDENTIFIED COST $6,045,491)	6,418,055
	REPURCHASE AGREEMENT—1.3%
192,000	Interest in $68,000,000 joint repurchase agreement, 1.38% dated 2/28/2018 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $68,002,607 on 3/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Note with various maturities to 11/15/2044 and the market value of those underlying securities was $69,362,687.	192,000
	INVESTMENT COMPANY—51.5%
758,890	Emerging Markets Core Fund (IDENTIFIED COST $7,862,379)	7,520,602
	TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $14,099,870)	14,130,657
	OTHER ASSETS AND LIABILITIES - NET—3.3%[1]	486,957
	TOTAL NET ASSETS—100%	$14,617,614
At February 28, 2018, the Fund had the following outstanding futures contracts.
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[2]Long Gilt Futures, Long Futures	1	GBP 166,692	June 2018	$121
The average notional value of long futures contracts held by the Fund throughout the period was $41,673. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2018, the Fund had no outstanding options contracts.
The average market value of purchased options held by the Fund throughout the period was $115. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/3/2018	Citibank	243,397 BRL	$75,000	$(307)
4/3/2018	Citibank	732,915 BRL	$225,000	$(84)
4/4/2018	BNP Paribas	437,525 BRL	110,000 EUR	$(330)
5/7/2018	Barclays	$200,000	3,781,514 MXN	$1,619
5/7/2018	BNY Mellon	424,000 NZD	$309,824	$(4,175)
5/7/2018	Citibank	$100,000	1,886,750 MXN	$1,020
5/7/2018	Goldman Sachs	$300,000	2,338,392 NOK	$3,212
5/7/2018	HSBC	$225,000	751,091 PLN	$5,257
5/7/2018	JPMorgan	230,000 EUR	2,295,223 SEK	$3,635
5/7/2018	JPMorgan	384,000 NZD	$278,214	$(1,399)
5/7/2018	JPMorgan	400,000 NZD	$296,764	$(8,416)
5/7/2018	JPMorgan	$272,222	341,514 CAD	$5,735
5/7/2018	JPMorgan	$295,556	373,246 CAD	$4,308
5/7/2018	State Street	192,000 NZD	$138,675	$(268)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/7/2018	State Street	$132,222	166,063 CAD	$2,641
Contracts Sold:
4/3/2018	Citibank	732,915 BRL	$224,959	$43
5/7/2018	Bank of America	600,000 NZD	3,443,939 NOK	$4,582
5/7/2018	Bank of America	1,000,000 NZD	$730,556	$9,686
5/7/2018	Bank of America	$700,000	76,690,040 JPY	$22,248
5/7/2018	BNY Mellon	400,000 NZD	$295,021	$6,673
5/7/2018	BNY Mellon	$300,000	2,347,489 NOK	$(2,057)
5/7/2018	JPMorgan	$700,000	873,299 CAD	$(18,555)
5/7/2018	State Street	230,000 EUR	2,274,934 SEK	$(6,096)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$28,972
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $136,043 and $135,501, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2017	697,860
Purchases/Additions	77,319
Sales/Reductions	(16,289)
Balance of Shares Held 2/28/2018	758,890
Value	$7,520,602
Change in Unrealized Appreciation/Depreciation	$(188,214)
Net Realized Gain/Loss	$6,117
Dividend Income	$120,662
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Assets, other than investments in securities, less liabilities.
2	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$6,418,055	$—	$6,418,055
Repurchase Agreement	—	192,000	—	192,000
Investment Company[1]	—	—	—	7,520,602
TOTAL SECURITIES	$—	$6,610,055	$—	$14,130,657
Other Financial Instruments:
Assets
Futures Contracts	$121	$—	$—	$121
Foreign Exchange Contracts	—	70,659	—	70,659
Liabilities
Futures Contracts	—	—	—	—
Foreign Exchange Contracts	—	(41,687)	—	(41,687)
TOTAL OTHER FINANCIAL INSTRUMENTS	$121	$28,972	$—	$29,093
1	As permitted by the U.S generally accepted accounting principles (GAAP), Investment Company valued at $7,520,602 is measured at fair value using the net assets value (NAV) per share practical expedient and has not been recognized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of the shareholder redemption request.
The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018